Hybrid Bonds	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Hybrid Bonds
25.	Hybrid Bonds

(a)
The Company issued hybrid bonds, which are classified as equity in the consolidated financial statements. During the year ended December 31, 2022, the hybrid bonds were transferred to a new subsidiary (POSCO) which was established through a vertical spin-off. Accordingly, the ownership interests of the controlling company as of December 31, 2021 have been reclassified as non-controlling interests as of December 31, 2022. Hybrid bonds classified as equity as of December 31, 2021 and December 31, 2022 are as follows:

(in millions of Won)	Date of issue	Date of maturity	Interest rate (%)	2021		2022
Hybrid bond 1-2(*1)	2013-06-13	2043-06-13	4.60	￦	200,000	200,000
Issuance cost					(616)	(616)

				￦	199,384	199,384

(*1)	Details of issuance of hybrid bonds as of December 31, 2022 are as follows:

Hybrid bond 1-2
Maturity date	30 years (The issuer has a right to extend the maturity date)

Interest rate
Issue date ~ 2023-06-12 : 4.60%
Reset every 10 years as follows;
· After 10 years : return on government bond of the Republic of Korea (10 years) + 1.40%
· After 10 years : additionally +0.25% according to Step-up clauses
· After 30 years : additionally +0.75%

Interest payments condition	Quarterly (Optional deferral of interest payment is available to the Company)

Others	The Company can call the hybrid bond at year 10th anniversary of issuance and interest payment date afterwards
The hybrid bond holder’s preference in the event of liquidation is senior to the common stockholders, but subordinate to other creditors. The interest accumulated but not paid on the hybrid bonds as of December 31, 2022 amounts to
￦
479 million.

(b)
POSCO ENERGY CO., LTD., a subsidiary of the Company, issued hybrid bonds, which are classified as non-controlling interests in the consolidated financial statements. Hybrid bonds as of December 31, 2021 and 2022 are as follows:

(in millions of Won)	Date of issue	Date of maturity	Interest rate (%)	2021		2022
Hybrid bond 1-4(*1)	2013-08-29	2043-08-29	5.21	￦	140,000	140,000
Issuance cost					(429)	(429)

				￦	139,571	139,571

(*1)	Details of hybrid bonds of POSCO ENERGY CO., LTD. as of December 31, 2022 are as follows:

Hybrid bond 1-4
Maturity date	30 years (The issuer has a right to extend the maturity date)

Interest rate
Issue date ~ 2023-08-29 : 5.21%
Reset every 10 years as follows;
· After 10 years : return on government bond (10 years) + 1.55%
· After 10 years : additionally +0.25% according to Step-up clauses
· After 30 years : additionally +0.75%

Interest payments condition	Quarterly (Optional deferral of interest payment is available to the Company)

Others	The issuer can call the hybrid bond at year 10th anniversary of issuance and interest payment date afterwards
The hybrid bond holder’s preference in the event of liquidation is senior to the common stockholders, but subordinate to other creditors. The interest accumulated but not paid on the hybrid bonds as of December 31, 2022 amounts to
￦
639 million.